Leases (Details 1)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases
Weighted average discount rate	3.85%	3.85%
Weighted average remaining lease term (years)	5 years 11 months 23 days	6 years 11 months 12 days